Commitments and Contingencies (Unrecorded Purchase Obligation) (Details) - Continuing operations [Member] $ in Millions	Dec. 31, 2014 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	$ 2,575.8
2016	1,506.5
2017	1,183.2
2018	853.3
2019	440.2
Thereafter	1,378.0
Total	7,937.0
Programming Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	863.9
2016	785.4
2017	612.7
2018	528.0
2019	231.4
Thereafter	2.0
Total	3,023.4
Network and Connectivity Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	359.9
2016	261.5
2017	240.2
2018	127.1
2019	90.2
Thereafter	1,048.5
Total	2,127.4
Purchase Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	827.8
2016	119.4
2017	62.9
2018	10.1
2019	4.0
Thereafter	0.0
Total	1,024.2
Operating Leases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	174.0
2016	141.5
2017	117.3
2018	98.1
2019	75.4
Thereafter	279.3
Total	885.6
Other Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	350.2
2016	198.7
2017	150.1
2018	90.0
2019	39.2
Thereafter	48.2
Total	$ 876.4